Foreign Currency Assets and Liabilities	12 Months Ended
Jun. 30, 2020
Foreign currency assets and liabilities [abstract]
Foreign currency assets and liabilities
32.	Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Items (1)	Amount (2)	Exchange rate (3)	06.30.20	06.30.19
Assets
Trade and other receivables
Uruguayan Pesos	20	1.67	34	1,163
US Dollar	22,053	70.26	1,549,426	828,001
Euros	212	78.87	16,756	4,927
Trade and other receivables with related parties
US Dollar	63,058	70.46	4,443,096	144,038
Total trade and other receivables			6,009,312	978,129
Investments in financial assets
US Dollar	8,036	70.26	564,620	3,979,897
Investment in financial assets with related parties
US Dollar	77,569	70.46	5,465,535	3,931,596
Total investments in financial assets			6,030,155	7,911,493
Cash and cash equivalents
Uruguayan Pesos	4	1.67	7	3
US Dollar	39,193	70.26	2,753,711	4,262,934
Pound	2	86.90	131	116
Euros	1	78.87	90	79
Total cash and cash equivalents			2,753,939	4,263,132
Total Assets			14,793,406	13,152,754
Liabilities
Trade and other payables
Uruguayan Pesos	3	1.67	5	10
US Dollar	5,953	70.46	419,414	406,416
Trade and other payables with related parties
US Dollar	11	70.46	740	-
Total trade and other payables			420,159	406,426
Borrowings
US Dollar	528,032	70.46	37,205,141	32,896,391
Borrowings with related parties
US Dollar	-	70.46	-	-
Total borrowings			37,205,141	32,896,391
Derivative financial instruments
US Dollar	98	70.46	6,881	38,525
Total derivative financial instruments			6,881	38,525
Provisions
US Dollar	1,348	70.46	94,970	303
Total Provisions			94,970	303
Leases liabilities
US Dollar	5	70.46	352	-
Total leases liabilities			352	-
Total Liabilities			37,727,503	33,341,645

(1)	Considering foreign currencies those that differ from each one of the Group's companies' functional currency at each year-end.
(2)	Expressed in thousands of foreign currency.
(3)	Exchange rate of the Argentine Peso as of June 30, 2020 as reported by the Argentina Central Bank.